HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

116 South Franklin Street

Post Office Box 69

Rocky Mount, North Carolina 27802

(252) 972-9922

February 2, 2009

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:

Hillman Capital Management Investment Trust (“Trust”) (File Nos. 333-44568 and 811-10085) on behalf of The Hillman Focused Advantage Fund and The Hillman Advantage Equity Fund, each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced series do not differ from those contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2009.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,

Hillman Capital Management Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary and Assistant Treasurer

cc:	Jeffrey T. Skinner Kilpatrick Stockton LLP 1001 West Fourth Street Winston-Salem, NC 27101